Inventories (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Raw materials	30,971	35,519	45,419
Work in progress	38,904	60,241	43,127
Finished goods	27,592	32,627	29,187
Inventory, Net	97,467	128,387	117,733